UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30

Date of reporting period: September 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT / SEPTEMBER 30, 2009

Legg Mason Batterymarch

S&P 500 Index Fund

Managed by	BATTERYMARCH

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor’s 500® Composite Stock Price Index.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners S&P 500 Index Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by LMPFA. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

At a meeting held in August 2009, the Fund’s Board of Trustees approved a recommendation from Legg Mason Partners Fund Advisor, LLC, the Fund’s investment manager, to change the fiscal year-end of the Fund from December 31 to September 30. As a result of this change, shareholders are being provided with a short period annual report and a “stub-period” audit for the nine-month period from January 1, 2009 through September 30, 2009.

Please read on for a more detailed look at the prevailing economic and market conditions during the Fund’s abbreviated reporting period and to learn how those conditions have affected Fund performance. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report. Please refer to the Fund’s annual report for the period ended December 31, 2008 and semi-annual report for the period ended June 30, 2009 for additional information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 30, 2009

Legg Mason Batterymarch S&P 500 Index Fund	I

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Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund’s goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500 Indexi (the “Index”). The Fund will hold a broadly diversified portfolio of common stocks that is comparable to the Index in terms of economic sector weightings, market capitalization and liquidity. As portfolio managers, we do not evaluate individual companies to identify attractive investment candidates for the Fund. Instead, we attempt to mirror the investment performance of the Index as closely as possible by adjusting the Fund’s portfolio daily to reflect the companies included in the Index and their weightings. We replicate the holdings in the Index to the extent possible given cash flows into and out of the Fund. With the exception of a portion of the assets held in cash and liquid short-term securities to meet redemptions, the Fund generally is fully invested in stocks included in the Index.

Q. What were the overall market conditions during the Fund’s reporting period?

A. U.S. equity market performance continued to reflect uncertainty regarding the world economy in the first quarter of 2009. Investor questions about the condition of the U.S. financial system and the impact of government intervention led to broad declines early in the quarter. Protectionist rhetoric added to investor concerns and helped to keep market volatility at elevated levels.

A rebound was sparked in early March with stocks in the Financials sector leading the pack. Returns in all sectors rotated from sharply negative to positive between February and March. From the low on March 9th through the second quarter market peak on June 12th, the Index gained 40.79% — marking its third largest bounce over the last 100 years. The reversal that characterized the start of the rally continued through much of the second quarter, as the stocks that suffered most during the 2008 market decline were often the most rewarded in the rally.

The market recovery continued apace during the third quarter of 2009 with the Index adding 15.61% over the period. The return of the Index from the March 9th low through September 30th was 58.25%. However, at the close of the quarter, the Index stood at 1057.08, still well below its October 2007 peak of 1565.15.

Overall for the period, virtually all sectors in the Index experienced positive returns in the double digits. Still, large-capitalization stocks modestly underperformed small-caps for the period. The Russell 1000 Indexii returned 21.08%, versus the Russell 2000 Indexiii return of 22.43%. For the S&P indices, the Index returned 19.26%, in line with the S&P SmallCap 600 Indexiv at 19.46%. Value underperformed growth across market capitalization bands for the nine-month period, although this relationship reversed in the third quarter.

Q. How did we respond to these changing market conditions?

A. The Fund is not actively managed. It is a pure index fund. Like most index funds, we replicate the holdings of the Index to the extent possible given

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	1

Fund overview continued

cash flows into and out of the Fund. No change in the investment process was required due to changing conditions.

Performance review

For the nine-month period from January 1, 2009 through September 30, 2009, Class A shares of Legg Mason Batterymarch S&P 500 Index Fund returned 19.00%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 19.26% over the same time frame. The Lipper S&P 500 Index Objective Funds Category Average1 returned 18.86% for the same period.

PERFORMANCE SNAPSHOT as of September 30, 2009 (unaudited) (not annualized)
	6 MONTHS	9 MONTHS
S&P 500 Index Fund — Class A Shares	33.77%	19.00%
S&P 500 Index	34.02%	19.26%
Lipper S&P 500 Index Objective Funds Category Average[1]	33.60%	18.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Class D shares returned 33.83% over the six months ended September 30, 2009. Class D shares returned 19.14% over the nine-month period from January 1, 2009 through September 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 30, 2009, the gross total operating expense ratios for Class A and Class D shares were 0.56% and 0.37%, respectively.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to performance?

A. The best performing sectors in the Index for the period were the Information Technology (“IT”), Materials and Financials sectors, all of which had multiple names with triple-digit returns. IT sector holding Apple Inc., was the biggest contributor to performance overall by virtue of return and Index weight, followed by JPMorgan Chase & Co. and Goldman Sachs Group Inc., both in the Financials sector.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended September 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 171 funds for the six-month period and among the 171 funds for the nine-month period in the Fund’s Lipper category.

2	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

Q. What were the leading detractors from performance?

A. The Telecommunication Services and Utilities sectors were the poorest performing sectors in the Index for the period, although only the latter had a negative return. Energy giant Exxon Mobil Corp. was the leading detractor from performance overall by virtue of return and Index weight, with Proctor & Gamble Co. a distant second.

Thank you for your investment in Legg Mason Batterymarch S&P 500 Index Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Batterymarch Financial Management, Inc.

October 20, 2009

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2009 and are subject to change and may not be representative of the portfolio managers’ current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this date were: Exxon Mobile Corp. (3.5%), Microsoft Corp. (2.1%), General Electric Co. (1.9%), JPMorgan Chase & Co. (1.8%), Procter & Gamble Co. (1.8%), Johnson & Johnson (1.8%), Apple Inc. (1.7%), AT&T Inc. (1.7%), International Business Machines Corp. (1.6%) and Bank of America Corp. (1.5%). Please refer to pages 9 through 25 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of September 30, 2009 were: Information Technology (18.3%), Financials (15.0%), Health Care (12.9%), Energy (11.5%) and Consumer Staples (11.3%). The Fund’s portfolio composition is subject to change at any time.

RISKS: Keep in mind that stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

ii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

iv	The S&P SmallCap 600 Index is a market value weighted index, which consists of 600 domestic stocks chosen for market size, liquidity and industry group representation.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	3

Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†	The bar graphs above represent the composition of the Fund’s investments as of September 30, 2009 and December 31, 2008 and do not include derivatives. The composition of the Fund’s investments is subject to change at any time.

4	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2009 and held for the six months ended September 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	33.77%	$1,000.00	$1,337.70	0.58%	$3.40
Class D	33.83	1,000.00	1,338.30	0.39	2.29

[1]	For the six months ended September 30, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	5

Fund expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,022.16	0.58%	$2.94
Class D	5.00	1,000.00	1,023.11	0.39	1.98

[1]	For the six months ended September 30, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

Fund performance (unaudited)

AVERAGE ANNUAL TOTAL RETURNS[1]
	CLASS A	CLASS D
Twelve Months Ended 9/30/09	-7.34%	-7.10%
Five Years Ended 9/30/09	0.47	0.72
Ten Years Ended 9/30/09	-0.69	-0.45

CUMULATIVE TOTAL RETURNS[1]
Class A (9/30/99 through 9/30/09)	-6.67%
Class D (9/30/99 through 9/30/09)	-4.40

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	7

Historical performance (unaudited)

VALUE OF $10,000 INVESTED IN CLASS A AND D SHARES OF LEGG MASON BATTERYMARCH S&P 500 INDEX FUND VS. S&P 500 INDEX† — September 1999 - September 2009

†	Hypothetical illustration of $10,000 invested in Class A and D shares of Legg Mason Batterymarch S&P 500 Index Fund on September 30, 1999, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through September 30, 2009. The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S. The Index is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

8	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

Schedule of investments

September 30, 2009

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 98.2%
CONSUMER DISCRETIONARY — 8.9%
	Auto Components — 0.2%
6,993	Goodyear Tire & Rubber Co.*	$119,091
17,367	Johnson Controls Inc.	443,900
	Total Auto Components	562,991
	Automobiles — 0.3%
94,189	Ford Motor Co.*	679,103
6,865	Harley-Davidson Inc.	157,895
	Total Automobiles	836,998
	Distributors — 0.1%
4,633	Genuine Parts Co.	176,332
	Diversified Consumer Services — 0.2%
3,707	Apollo Group Inc., Class A Shares*	273,095
1,805	DeVry Inc.	99,852
9,834	H&R Block Inc.	180,749
	Total Diversified Consumer Services	553,696
	Hotels, Restaurants & Leisure — 1.5%
12,818	Carnival Corp.	426,583
4,074	Darden Restaurants Inc.	139,046
8,640	International Game Technology	185,587
7,310	Marriott International Inc., Class A Shares	201,683
31,800	McDonald’s Corp.	1,814,826
21,470	Starbucks Corp.*	443,355
5,452	Starwood Hotels & Resorts Worldwide Inc.	180,080
5,269	Wyndham Worldwide Corp.	85,990
2,012	Wynn Resorts Ltd.*	142,631
13,587	Yum! Brands Inc.	458,697
	Total Hotels, Restaurants & Leisure	4,078,478
	Household Durables — 0.3%
1,755	Black & Decker Corp.	81,239
8,086	D.R. Horton Inc.	92,261
4,396	Fortune Brands Inc.	188,940
2,022	Harman International Industries Inc.	68,506
2,171	KB HOME	36,060
4,563	Leggett & Platt Inc.	88,522
4,555	Lennar Corp., Class A Shares	64,909
8,090	Newell Rubbermaid Inc.	126,932
9,267	Pulte Homes Inc.	101,844
2,161	Whirlpool Corp.	151,184
	Total Household Durables	1,000,397

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	9

Schedule of investments continued

September 30, 2009

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Internet & Catalog Retail — 0.4%
9,682	Amazon.com Inc.*	$903,911
6,148	Expedia Inc.*	147,245
	Total Internet & Catalog Retail	1,051,156
	Leisure Equipment & Products — 0.1%
7,835	Eastman Kodak Co.	37,451
3,662	Hasbro Inc.	101,621
10,491	Mattel Inc.	193,664
	Total Leisure Equipment & Products	332,736
	Media — 2.6%
19,889	CBS Corp., Class B Shares	239,663
83,696	Comcast Corp., Class A Shares	1,413,625
13,128	DIRECTV Group Inc.*	362,070
6,862	Gannett Co. Inc.	85,844
14,172	Interpublic Group of Cos. Inc.*	106,573
9,253	McGraw-Hill Cos. Inc.	232,620
1,064	Meredith Corp.	31,856
3,381	New York Times Co., Class A Shares	27,454
65,725	News Corp., Class A Shares	788,043
9,021	Omnicom Group Inc.	333,236
2,652	Scripps Networks Interactive, Class A Shares	97,991
10,343	Time Warner Cable Inc.	445,680
34,564	Time Warner Inc.	994,752
17,656	Viacom Inc., Class B Shares*	495,074
53,975	Walt Disney Co.	1,482,154
182	Washington Post Co., Class B Shares	85,191
	Total Media	7,221,826
	Multiline Retail — 0.8%
2,409	Big Lots Inc.*	60,273
4,079	Family Dollar Stores Inc.	107,686
6,914	J.C. Penney Co. Inc.	233,347
8,921	Kohl’s Corp.*	508,943
12,326	Macy’s Inc.	225,442
4,814	Nordstrom Inc.	147,020
1,464	Sears Holdings Corp.*	95,614
21,903	Target Corp.	1,022,432
	Total Multiline Retail	2,400,757
	Specialty Retail — 1.9%
2,570	Abercrombie & Fitch Co., Class A Shares	84,502
2,778	AutoNation Inc.*	50,226
942	AutoZone Inc.*	137,739

See Notes to Financial Statements.

10	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Specialty Retail — 1.9% continued
7,653	Bed Bath & Beyond Inc.*	$287,294
9,969	Best Buy Co. Inc.	374,037
4,818	GameStop Corp., Class A Shares*	127,532
14,069	Gap Inc.	301,077
49,714	Home Depot Inc.	1,324,381
7,764	Limited Brands Inc.	131,910
43,037	Lowe’s Cos. Inc.	901,195
3,998	O’Reilly Automotive Inc.*	144,488
8,049	Office Depot Inc.*	53,284
3,620	RadioShack Corp.	59,983
2,849	Sherwin-Williams Co.	171,396
21,076	Staples Inc.	489,385
3,633	Tiffany & Co.	139,979
12,366	TJX Cos. Inc.	459,397
	Total Specialty Retail	5,237,805
	Textiles, Apparel & Luxury Goods — 0.5%
9,272	Coach Inc.	305,234
11,376	NIKE Inc., Class B Shares	736,027
1,683	Polo Ralph Lauren Corp.	128,952
2,603	V.F. Corp.	188,535
	Total Textiles, Apparel & Luxury Goods	1,358,748
	TOTAL CONSUMER DISCRETIONARY	24,811,920
CONSUMER STAPLES — 11.3%
	Beverages — 2.6%
3,248	Brown-Forman Corp., Class B Shares	156,618
67,241	Coca-Cola Co.	3,610,842
9,243	Coca-Cola Enterprises Inc.	197,893
5,804	Constellation Brands Inc., Class A Shares*	87,931
7,400	Dr. Pepper Snapple Group Inc.*	212,750
4,564	Molson Coors Brewing Co., Class B Shares	222,175
4,195	Pepsi Bottling Group Inc.	152,866
45,393	PepsiCo Inc.	2,662,753
	Total Beverages	7,303,828
	Food & Staples Retailing — 2.8%
12,698	Costco Wholesale Corp.	716,929
42,087	CVS Caremark Corp.	1,504,189
19,021	Kroger Co.	392,593
12,183	Safeway Inc.	240,249
6,200	SUPERVALU Inc.	93,372
17,206	Sysco Corp.	427,569

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	11

Schedule of investments continued

September 30, 2009

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Food & Staples Retailing — 2.8% continued
62,848	Wal-Mart Stores Inc.	$3,085,208
28,976	Walgreen Co.	1,085,731
4,101	Whole Foods Market Inc.*	125,040
	Total Food & Staples Retailing	7,670,880
	Food Products — 1.6%
18,751	Archer-Daniels-Midland Co.	547,904
5,623	Campbell Soup Co.	183,422
12,830	ConAgra Foods Inc.	278,154
5,263	Dean Foods Co.*	93,629
9,471	General Mills Inc.	609,743
9,181	H.J. Heinz Co.	364,945
4,849	Hershey Co.	188,432
2,032	Hormel Foods Corp.	72,177
3,466	J.M. Smucker Co.	183,733
7,465	Kellogg Co.	367,502
43,184	Kraft Foods Inc., Class A Shares	1,134,444
3,800	McCormick & Co. Inc., Non Voting Shares	128,972
20,313	Sara Lee Corp.	226,287
8,910	Tyson Foods Inc., Class A Shares	112,533
	Total Food Products	4,491,877
	Household Products — 2.5%
4,066	Clorox Co.	239,162
14,551	Colgate-Palmolive Co.	1,109,950
12,112	Kimberly-Clark Corp.	714,366
85,078	Procter & Gamble Co.	4,927,718
	Total Household Products	6,991,196
	Personal Products — 0.2%
12,508	Avon Products Inc.	424,772
3,457	Estee Lauder Cos. Inc., Class A Shares	128,185
	Total Personal Products	552,957
	Tobacco — 1.6%
60,306	Altria Group Inc.	1,074,050
4,800	Lorillard Inc.	356,640
56,532	Philip Morris International Inc.	2,755,370
4,924	Reynolds American Inc.	219,216
	Total Tobacco	4,405,276
	TOTAL CONSUMER STAPLES	31,416,014

See Notes to Financial Statements.

12	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

ENERGY — 11.5%
	Energy Equipment & Services — 1.8%
9,028	Baker Hughes Inc.	$385,134
8,518	BJ Services Co.	165,505
6,411	Cameron International Corp.*	242,464
2,023	Diamond Offshore Drilling Inc.	193,237
4,159	ENSCO International Inc.	176,924
3,576	FMC Technologies Inc.*	186,810
26,291	Halliburton Co.	713,012
8,306	Nabors Industries Ltd.*	173,595
12,200	National-Oilwell Varco Inc.*	526,186
3,326	Rowan Cos. Inc.	76,731
34,833	Schlumberger Ltd.	2,076,047
6,443	Smith International Inc.	184,914
	Total Energy Equipment & Services	5,100,559
	Oil, Gas & Consumable Fuels — 9.7%
14,289	Anadarko Petroleum Corp.	896,349
9,792	Apache Corp.	899,199
3,028	Cabot Oil & Gas Corp.	108,251
18,741	Chesapeake Energy Corp.	532,244
58,550	Chevron Corp.	4,123,676
43,238	ConocoPhillips	1,952,628
5,278	CONSOL Energy Inc.	238,091
7,275	Denbury Resources Inc.*	110,071
12,979	Devon Energy Corp.	873,876
20,572	El Paso Corp.	212,303
7,354	EOG Resources Inc.	614,133
140,153	Exxon Mobil Corp.	9,615,897
8,534	Hess Corp.	456,228
20,702	Marathon Oil Corp.	660,394
2,507	Massey Energy Co.	69,920
5,567	Murphy Oil Corp.	320,492
5,060	Noble Energy Inc.	333,758
23,673	Occidental Petroleum Corp.	1,855,963
7,806	Peabody Energy Corp.	290,539
3,352	Pioneer Natural Resources Co.	121,644
4,599	Range Resources Corp.	227,007
10,051	Southwestern Energy Co.*	428,977
18,872	Spectra Energy Corp.	357,436
3,430	Sunoco Inc.	97,584
4,096	Tesoro Corp.	61,358

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	13

Schedule of investments continued

September 30, 2009

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 9.7% continued
16,680	Valero Energy Corp.	$323,425
17,027	Williams Cos. Inc.	304,272
16,880	XTO Energy Inc.	697,482
	Total Oil, Gas & Consumable Fuels	26,783,197
	TOTAL ENERGY	31,883,756
FINANCIALS — 15.0%
	Capital Markets — 3.0%
7,490	Ameriprise Financial Inc.	272,112
35,166	Bank of New York Mellon Corp.	1,019,462
27,838	Charles Schwab Corp.	533,098
27,622	E*TRADE Financial Corp.*	48,338
2,591	Federated Investors Inc., Class B Shares	68,325
4,363	Franklin Resources Inc.	438,918
14,958	Goldman Sachs Group Inc.	2,757,507
12,100	Invesco Ltd.	275,396
5,330	Janus Capital Group Inc.	75,579
4,743	Legg Mason Inc.	147,175
39,506	Morgan Stanley	1,219,945
7,023	Northern Trust Corp.	408,458
14,458	State Street Corp.	760,491
7,468	T. Rowe Price Group Inc.	341,288
	Total Capital Markets	8,366,092
	Commercial Banks — 2.8%
19,791	BB&T Corp.	539,107
4,436	Comerica Inc.	131,616
23,268	Fifth Third Bancorp	235,705
6,406	First Horizon National Corp.*	84,758
16,897	Huntington Bancshares Inc.	79,585
25,617	KeyCorp	166,510
2,408	M&T Bank Corp.	150,067
10,717	Marshall & Ilsley Corp.	86,486
13,424	PNC Financial Services Group Inc.	652,272
34,581	Regions Financial Corp.	214,748
14,571	SunTrust Banks Inc.	328,576
55,838	U.S. Bancorp	1,220,619
136,193	Wells Fargo & Co.	3,837,919
3,716	Zions Bancorporation	66,776
	Total Commercial Banks	7,794,744

See Notes to Financial Statements.

14	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Consumer Finance — 0.8%
34,889	American Express Co.	$1,182,737
13,350	Capital One Financial Corp.	476,995
15,731	Discover Financial Services	255,314
13,705	SLM Corp.*	119,508
	Total Consumer Finance	2,034,554
	Diversified Financial Services — 4.6%
253,276	Bank of America Corp.	4,285,430
382,267	Citigroup Inc.	1,850,172
1,948	CME Group Inc.	600,354
2,139	IntercontinentalExchange Inc.*	207,889
114,491	JPMorgan Chase & Co.	5,016,996
5,562	Leucadia National Corp.*	137,493
5,742	Moody’s Corp.	117,481
4,152	Nasdaq OMX Group Inc.*	87,400
7,623	NYSE Euronext	220,228
9,346	Principal Financial Group Inc.	255,987
	Total Diversified Financial Services	12,779,430
	Insurance — 2.5%
13,643	AFLAC Inc.	583,102
15,637	Allstate Corp.	478,805
3,943	American International Group Inc.*	173,926
8,031	Aon Corp.	326,781
3,446	Assurant Inc.	110,479
10,208	Chubb Corp.	514,585
4,752	Cincinnati Financial Corp.	123,504
14,182	Genworth Financial Inc., Class A Shares	169,475
11,236	Hartford Financial Services Group Inc.	297,754
8,865	Lincoln National Corp.	229,692
10,559	Loews Corp.	361,646
15,266	Marsh & McLennan Cos. Inc.	377,528
23,821	MetLife Inc.	906,865
4,664	NATL Inc.*	36,193
19,802	Progressive Corp.*	328,317
13,524	Prudential Financial Inc.	674,983
2,402	Torchmark Corp.	104,319
16,650	Travelers Cos. Inc.	819,679
9,683	Unum Group	207,604
10,013	XL Capital Ltd., Class A Shares	174,827
	Total Insurance	7,000,064

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	15

Schedule of investments continued

September 30, 2009

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Real Estate Investment Trusts (REITs) — 1.2%
3,451	Apartment Investment and Management Co., Class A Shares	$50,902
2,355	AvalonBay Communities Inc.	171,279
4,069	Boston Properties Inc.	266,723
8,067	Equity Residential	247,657
8,632	HCP Inc.	248,084
3,523	Health Care REIT Inc.	146,627
17,686	Host Hotels & Resorts Inc.	208,164
11,094	Kimco Realty Corp.	144,666
4,783	Plum Creek Timber Co. Inc.	146,551
13,047	ProLogis	155,520
3,979	Public Storage Inc.	299,380
8,403	Simon Property Group Inc.	583,427
4,601	Ventas Inc.	177,139
4,599	Vornado Realty Trust	296,202
	Total Real Estate Investment Trusts (REITs)	3,142,321
	Real Estate Management & Development — 0.0%
7,059	CB Richard Ellis Group Inc., Class A Shares*	82,873
	Thrifts & Mortgage Finance — 0.1%
13,763	Hudson City Bancorp Inc.	180,984
10,200	People’s United Financial Inc.	158,712
	Total Thrifts & Mortgage Finance	339,696
	TOTAL FINANCIALS	41,539,774
HEALTH CARE — 12.9%
	Biotechnology — 1.7%
29,491	Amgen Inc.*	1,776,243
8,406	Biogen Idec Inc.*	424,671
13,355	Celgene Corp.*	746,544
2,181	Cephalon Inc.*	127,021
7,879	Genzyme Corp.*	446,976
26,377	Gilead Sciences Inc.*	1,228,641
	Total Biotechnology	4,750,096
	Health Care Equipment & Supplies — 2.1%
17,536	Baxter International Inc.	999,727
6,982	Becton, Dickinson & Co.	486,994
44,008	Boston Scientific Corp.*	466,045
2,847	C.R. Bard Inc.	223,803
5,245	CareFusion Corp.*	114,341
4,324	DENTSPLY International Inc.	149,351
4,681	Hospira Inc.*	208,773
1,108	Intuitive Surgical Inc.*	290,573

See Notes to Financial Statements.

16	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Health Care Equipment & Supplies — 2.1% continued
32,172	Medtronic Inc.	$1,183,930
10,110	St. Jude Medical Inc.*	394,391
8,195	Stryker Corp.	372,299
11,892	Thermo Fisher Scientific Inc.*	519,324
3,664	Varian Medical Systems Inc.*	154,364
6,249	Zimmer Holdings Inc.*	334,009
	Total Health Care Equipment & Supplies	5,897,924
	Health Care Providers & Services — 2.0%
12,733	Aetna Inc.	354,359
8,664	AmerisourceBergen Corp.	193,900
10,474	Cardinal Health Inc.	280,703
7,959	CIGNA Corp.	223,568
4,341	Coventry Health Care Inc.*	86,646
3,028	DaVita Inc.*	171,506
7,994	Express Scripts Inc.*	620,175
4,949	Humana Inc.*	184,598
3,164	Laboratory Corporation of America Holdings*	207,875
7,747	McKesson Corp.	461,334
13,800	Medco Health Solutions Inc.*	763,278
2,708	Patterson Cos. Inc.*	73,793
4,547	Quest Diagnostics Inc.	237,308
12,649	Tenet Healthcare Corp.*	74,376
33,796	UnitedHealth Group Inc.	846,252
13,828	WellPoint Inc.*	654,894
	Total Health Care Providers & Services	5,434,565
	Health Care Technology — 0.1%
5,337	IMS Health Inc.	81,923
	Life Sciences Tools & Services — 0.2%
5,145	Life Technologies Corp.*	239,500
1,618	Millipore Corp.*	113,794
3,411	PerkinElmer Inc.	65,627
2,787	Waters Corp.*	155,682
	Total Life Sciences Tools & Services	574,603
	Pharmaceuticals — 6.8%
45,114	Abbott Laboratories	2,231,790
8,914	Allergan Inc.	505,959
57,646	Bristol-Myers Squibb Co.	1,298,188
29,510	Eli Lilly & Co.	974,715
8,798	Forest Laboratories Inc.*	259,013
80,403	Johnson & Johnson	4,895,739

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	17

Schedule of investments continued

September 30, 2009

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE
	Pharmaceuticals — 6.8% continued
7,259	King Pharmaceuticals Inc.*	$78,179

61,339	Merck & Co. Inc.	1,940,153
8,946	Mylan Inc.*	143,225
196,724	Pfizer Inc.	3,255,782
47,536	Schering-Plough Corp.	1,342,892
3,074	Watson Pharmaceuticals Inc.*	112,631
38,803	Wyeth	1,885,050
	Total Pharmaceuticals	18,923,316
	TOTAL HEALTH CARE	35,662,427
INDUSTRIALS — 10.1%
	Aerospace & Defense — 2.0%
21,217	Boeing Co.	1,148,901
11,262	General Dynamics Corp.	727,525
3,630	Goodrich Corp.	197,254
21,988	Honeywell International Inc.	816,854
3,402	L-3 Communications Holdings Inc.	273,249
9,441	Lockheed Martin Corp.	737,153
9,296	Northrop Grumman Corp.	481,068
4,079	Precision Castparts Corp.	415,528
11,386	Raytheon Co.	546,187
4,604	Rockwell Collins Inc.	233,883
	Total Aerospace & Defense	5,577,602
	Air Freight & Logistics — 1.0%
4,908	C.H. Robinson Worldwide Inc.	283,437
6,181	Expeditors International of Washington Inc.	217,262
9,100	FedEx Corp.	684,502
1,638	Ryder System Inc.	63,980
28,982	United Parcel Service Inc., Class B Shares	1,636,614
	Total Air Freight & Logistics	2,885,795
	Airlines — 0.1%
21,653	Southwest Airlines Co.	207,869
	Building Products — 0.1%
10,536	Masco Corp.	136,125
	Commercial Services & Supplies — 0.5%
3,283	Avery Dennison Corp.	118,221
3,833	Cintas Corp.	116,178
5,264	Iron Mountain Inc.*	140,338
6,043	Pitney Bowes Inc.	150,169
6,003	R.R. Donnelley & Sons Co.	127,624
9,420	Republic Services Inc.	250,289

See Notes to Financial Statements.

18	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE
	Commercial Services & Supplies — 0.5% continued

2,484	Stericycle Inc.*	$120,350
14,312	Waste Management Inc.	426,784
	Total Commercial Services & Supplies	1,449,953
	Construction & Engineering — 0.2%
5,262	Fluor Corp.	267,573
3,621	Jacobs Engineering Group Inc.*	166,385
5,788	Quanta Services Inc.*	128,088
	Total Construction & Engineering	562,046
	Electrical Equipment — 0.4%
21,998	Emerson Electric Co.	881,680
4,142	Rockwell Automation Inc.	176,449
	Total Electrical Equipment	1,058,129
	Industrial Conglomerates — 3.1%
20,349	3M Co.	1,501,756
313,005	General Electric Co.	5,139,542
7,936	Textron Inc.	150,626
27,439	United Technologies Corp.	1,671,858
	Total Industrial Conglomerates	8,463,782
	Machinery — 1.6%
18,195	Caterpillar Inc.	933,949
5,887	Cummins Inc.	263,796
7,532	Danaher Corp.	507,054
12,370	Deere & Co.	530,920
5,418	Dover Corp.	210,002
4,840	Eaton Corp.	273,896
1,635	Flowserve Corp.	161,113
11,167	Illinois Tool Works Inc.	476,942
5,331	ITT Industries Inc.	278,012
10,580	PACCAR Inc.	398,972
3,435	Pall Corp.	110,882
4,679	Parker Hannifin Corp.	242,559
1,684	Snap-on Inc.	58,536
2,310	Stanley Works	98,614
	Total Machinery	4,545,247
	Professional Services — 0.1%
1,540	Dun & Bradstreet Corp.	115,993
3,683	Equifax Inc.	107,323
3,656	Monster Worldwide Inc.*	63,907
4,428	Robert Half International Inc.	110,788
	Total Professional Services	398,011

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	19

Schedule of investments continued

September 30, 2009

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Road & Rail — 0.9%
7,647	Burlington Northern Santa Fe Corp.	$610,460
11,449	CSX Corp.	479,255
10,717	Norfolk Southern Corp.	462,010
14,701	Union Pacific Corp.	857,803
	Total Road & Rail	2,409,528
	Trading Companies & Distributors — 0.1%
3,855	Fastenal Co.	149,189
1,820	W. W. Grainger Inc.	162,635
	Total Trading Companies & Distributors	311,824
	TOTAL INDUSTRIALS	28,005,911
INFORMATION TECHNOLOGY — 18.3%
	Communications Equipment — 2.9%
2,660	Ciena Corp.*	43,305
168,002	Cisco Systems Inc.*	3,954,767
45,288	Corning Inc.	693,359
3,815	Harris Corp.	143,444
6,295	JDS Uniphase Corp.*	44,757
15,290	Juniper Networks Inc.*	413,136
67,201	Motorola Inc.	577,257
48,482	QUALCOMM Inc.	2,180,720
11,601	Tellabs Inc.*	80,279
	Total Communications Equipment	8,131,024
	Computers & Peripherals — 5.6%
26,183	Apple Inc.*	4,853,543
50,398	Dell Inc.*	769,073
58,903	EMC Corp.*	1,003,707
69,105	Hewlett-Packard Co.	3,262,447
38,249	International Business Machines Corp.	4,574,963
2,282	Lexmark International Inc., Class A Shares*	49,154
9,801	NetApp Inc.*	261,491
3,429	QLogic Corp.*	58,979
6,620	SanDisk Corp.*	143,654
21,980	Sun Microsystems Inc.*	199,798
4,984	Teradata Corp.*	137,160
6,561	Western Digital Corp.*	239,673
	Total Computers & Peripherals	15,553,642
	Electronic Equipment, Instruments & Components — 0.3%
10,044	Agilent Technologies Inc.*	279,525
5,007	Amphenol Corp., Class A Shares	188,664
4,398	FLIR Systems Inc.*	123,012

See Notes to Financial Statements.

20	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Electronic Equipment, Instruments & Components — 0.3 % continued
5,445	Jabil Circuit Inc.	$73,017
3,973	Molex Inc.	82,956
	Total Electronic Equipment, Instruments & Components	747,174
	Internet Software & Services — 1.8%
5,046	Akamai Technologies Inc.*	99,305
32,760	eBay Inc.*	773,464
7,018	Google Inc., Class A Shares*	3,479,875
5,629	VeriSign Inc.*	133,351
34,729	Yahoo! Inc.*	618,524
	Total Internet Software & Services	5,104,519
	IT Services — 1.1%
2,851	Affiliated Computer Services Inc., Class A Shares*	154,439
14,649	Automatic Data Processing Inc.	575,706
8,543	Cognizant Technology Solutions Corp., Class A Shares*	330,272
4,420	Computer Sciences Corp.*	232,978
3,612	Convergys Corp.*	35,903
5,605	Fidelity National Information Services Inc.	142,984
4,501	Fiserv Inc.*	216,948
2,804	MasterCard Inc., Class A Shares	566,829
9,366	Paychex Inc.	272,082
5,747	Total System Services Inc.	92,584
20,445	Western Union Co.	386,819
	Total IT Services	3,007,544
	Office Electronics — 0.1%
25,462	Xerox Corp.	197,076
	Semiconductors & Semiconductor Equipment — 2.5%
16,327	Advanced Micro Devices Inc.*	92,411
8,582	Altera Corp.	176,017
8,510	Analog Devices Inc.	234,706
38,829	Applied Materials Inc.	520,309
12,635	Broadcom Corp., Class A Shares*	387,768
163,313	Intel Corp.	3,196,035
4,984	KLA-Tencor Corp.	178,726
6,508	Linear Technology Corp.	179,816
19,084	LSI Corp.*	104,771
6,558	MEMC Electronic Materials Inc.*	109,059
5,330	Microchip Technology Inc.	141,245
24,954	Micron Technology Inc.*	204,623
6,819	National Semiconductor Corp.	97,307
2,854	Novellus Systems Inc.*	59,877

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	21

Schedule of investments continued

September 30, 2009

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Semiconductors & Semiconductor Equipment — 2.5% continued
16,020	NVIDIA Corp.*	$240,781
5,168	Teradyne Inc.*	47,804
36,958	Texas Instruments Inc.	875,535
8,079	Xilinx Inc.	189,210
	Total Semiconductors & Semiconductor Equipment	7,036,000
	Software — 4.0%
15,336	Adobe Systems Inc.*	506,702
6,725	Autodesk Inc.*	160,055
5,387	BMC Software Inc.*	202,174
11,579	CA Inc.	254,622
5,347	Citrix Systems Inc.*	209,763
6,925	Compuware Corp.*	50,760
9,479	Electronic Arts Inc.*	180,575
9,440	Intuit Inc.*	269,040
4,594	McAfee Inc.*	201,171
225,979	Microsoft Corp.	5,850,596
10,139	Novell Inc.*	45,727
114,235	Oracle Corp.	2,380,658
5,480	Red Hat Inc.*	151,467
3,190	Salesforce.com Inc.*	181,607
23,817	Symantec Corp.*	392,266
	Total Software	11,037,183
	TOTAL INFORMATION TECHNOLOGY	50,814,162
MATERIALS — 3.4%
	Chemicals — 2.0%
6,142	Air Products & Chemicals Inc.	476,496
2,387	Airgas Inc.	115,459
1,418	CF Industries Holdings Inc.	122,274
33,427	Dow Chemical Co.	871,442
26,541	E.I. du Pont de Nemours & Co.	853,028
2,118	Eastman Chemical Co.	113,398
6,873	Ecolab Inc.	317,739
2,113	FMC Corp.	118,856
2,302	International Flavors & Fragrances Inc.	87,315
15,937	Monsanto Co.	1,233,524
4,822	PPG Industries Inc.	280,689
8,973	Praxair Inc.	733,004
3,547	Sigma-Aldrich Corp.	191,467
	Total Chemicals	5,514,691

See Notes to Financial Statements.

22	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Construction Materials — 0.1%
3,661	Vulcan Materials Co.	$197,950
	Containers & Packaging — 0.2%
2,757	Ball Corp.	135,644
3,157	Bemis Co. Inc.	81,798
4,897	Owens-Illinois Inc.*	180,699
3,832	Pactiv Corp.*	99,824
4,625	Sealed Air Corp.	90,789
	Total Containers & Packaging	588,754
	Metals & Mining — 0.9%
3,205	AK Steel Holding Corp.	63,235
28,529	Alcoa Inc.	374,301
2,869	Allegheny Technologies Inc.	100,386
11,989	Freeport-McMoRan Copper & Gold Inc., Class B Shares	822,565
14,256	Newmont Mining Corp.	627,549
9,229	Nucor Corp.	433,855
2,504	Titanium Metals Corp.	24,013
4,196	United States Steel Corp.	186,177
	Total Metals & Mining	2,632,081
	Paper & Forest Products — 0.2%
12,688	International Paper Co.	282,054
5,001	MeadWestvaco Corp.	111,572
6,193	Weyerhaeuser Co.	226,974
	Total Paper & Forest Products	620,600
	TOTAL MATERIALS	9,554,076
TELECOMMUNICATION SERVICES — 3.1%
	Diversified Telecommunication Services — 2.8%
172,030	AT&T Inc.	4,646,530
8,712	CenturyTel Inc.	292,723
9,200	Frontier Communications Corp.	69,368
43,659	Qwest Communications International Inc.	166,341
83,036	Verizon Communications Inc.	2,513,500
12,741	Windstream Corp.	129,066
	Total Diversified Telecommunication Services	7,817,528
	Wireless Telecommunication Services — 0.3%
11,458	American Tower Corp., Class A Shares*	417,071
7,563	MetroPCS Communications Inc.*	70,790
84,799	Sprint Nextel Corp.*	334,956
	Total Wireless Telecommunication Services	822,817
	TOTAL TELECOMMUNICATION SERVICES	8,640,345

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	23

Schedule of investments continued

September 30, 2009

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

UTILITIES — 3.7%
	Electric Utilities — 2.0%
4,961	Allegheny Energy Inc.	$131,566
13,929	American Electric Power Co. Inc.	431,660
37,836	Duke Energy Corp.	595,539
9,540	Edison International	320,353
5,704	Entergy Corp.	455,521
19,318	Exelon Corp.	958,559
8,877	FirstEnergy Corp.	405,856
11,964	FPL Group Inc.	660,772
5,110	Northeast Utilities	121,311
6,453	Pepco Holdings Inc.	96,021
2,947	Pinnacle West Capital Corp.	96,720
10,996	PPL Corp.	333,619
8,146	Progress Energy Inc.	318,183
23,197	Southern Co.	734,649
	Total Electric Utilities	5,660,329
	Gas Utilities — 0.2%
3,821	EQT Corp.	162,775
1,324	Nicor Inc.	48,445
5,074	Questar Corp.	190,579
	Total Gas Utilities	401,799
	Independent Power Producers & Energy Traders — 0.2%
19,500	AES Corp.*	288,990
5,883	Constellation Energy Group Inc.	190,433
14,760	Dynegy Inc., Class A Shares*	37,638
	Total Independent Power Producers & Energy Traders	517,061
	Multi-Utilities — 1.3%
6,802	Ameren Corp.	171,955
11,249	CenterPoint Energy Inc.	139,825
6,665	CMS Energy Corp.	89,311
8,035	Consolidated Edison Inc.	328,953
17,330	Dominion Resources Inc.	597,885
4,794	DTE Energy Co.	168,461
2,217	Integrys Energy Group Inc.	79,568
8,052	NiSource Inc.	111,842
10,784	PG&E Corp.	436,644
14,787	Public Service Enterprise Group Inc.	464,903
3,219	SCANA Corp.	112,343
7,152	Sempra Energy	356,241
6,236	TECO Energy Inc.	87,803

See Notes to Financial Statements.

24	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Multi-Utilities — 1.3% continued
3,398	Wisconsin Energy Corp.	$153,488
13,294	Xcel Energy Inc.	255,777
	Total Multi-Utilities	3,554,999
	TOTAL UTILITIES	10,134,188
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $243,865,007)	272,462,573
FACE AMOUNT

SHORT-TERM INVESTMENT — 1.7%
	Repurchase Agreement — 1.7%
$4,722,000	State Street Bank & Trust Co. repurchase agreement dated 9/30/09, 0.010% due 10/1/09; Proceeds at maturity — $4,722,001; (Fully collateralized by U.S. Treasury Bills, 0.000% due 3/25/10; Market value — $4,820,658) (Cost — $4,722,000)	4,722,000
	TOTAL INVESTMENTS — 99.9% (Cost — $248,587,007#)	277,184,573
	Other Assets in Excess of Liabilities — 0.1%	264,863
	TOTAL NET ASSETS — 100.0%	$277,449,436

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $267,615,470.

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	25

Statement of assets and liabilities

September 30, 2009

ASSETS:
Investments, at value (Cost — $248,587,007)	$277,184,573
Cash	793
Deposits with brokers for open futures contracts	517,500
Dividends and interest receivable	340,217
Receivable for Fund shares sold	116,891
Investment management fees receivable	131
Prepaid expenses	18,315
Total Assets	278,178,420
LIABILITIES:
Payable for Fund shares repurchased	434,567
Distribution fees payable	42,331
Trustees’ fees payable	14,472
Payable to broker — variation margin on open futures contracts	9,500
Accrued expenses	228,114
Total Liabilities	728,984
TOTAL NET ASSETS	$277,449,436
NET ASSETS:
Par value (Note 7)	$258
Paid-in capital in excess of par value	334,869,974
Undistributed net investment income	2,920,124
Accumulated net realized loss on investments and futures contracts	(89,019,491)
Net unrealized appreciation on investments and futures contracts	28,678,571
TOTAL NET ASSETS	$277,449,436
Shares Outstanding:
Class A	24,221,440
Class D	1,582,423
Net Asset Value:
Class A	$10.75
Class D	$10.82

See Notes to Financial Statements.

26	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

Statements of operations

FOR THE PERIOD ENDED SEPTEMBER 30, 2009 AND THE YEAR ENDED DECEMBER 31, 2008	2009†	2008
INVESTMENT INCOME:
Dividends	$4,549,888	$8,531,513
Interest	283	75,316
Less: Foreign taxes withheld	(174)	—
Total Investment Income	4,549,997	8,606,829
EXPENSES:
Investment management fee (Note 2)	461,482	945,886
Distribution fees (Notes 2 and 5)	342,414	693,296
Transfer agent fees (Note 5)	175,985	145,007
Shareholder reports (Note 5)	51,535	104,089
Legal fees	31,224	46,522
Audit and tax	28,270	34,898
Registration fees	24,268	32,944
Trustees’ fees	20,750	27,055
Standard & Poor’s license fees	17,271	40,260
Custody fees	16,491	13,412
Insurance	5,239	8,899
Miscellaneous expenses	5,311	6,288
Total Expenses	1,180,240	2,098,556
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(125,483)	(59,968)
Net Expenses	1,054,757	2,038,588
NET INVESTMENT INCOME	3,495,240	6,568,241
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1, 3 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(15,614,451)	(17,907,575)
Futures contracts	915,117	(2,877,517)
Net Realized Loss	(14,699,334)	(20,785,092)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	54,691,397	(153,550,406)
Futures contracts	51,858	147,911
Change in Net Unrealized Appreciation/Depreciation	54,743,255	(153,402,495)
NET GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	40,043,921	(174,187,587)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$43,539,161	$(167,619,346)

†	For the period January 1, 2009 through September 30, 2009.

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	27

Statements of changes in net assets

FOR THE PERIOD ENDED SEPTEMBER 30, 2009 AND THE YEARS ENDED DECEMBER 31,	September 30†	2008	2007
OPERATIONS:
Net investment income	$3,495,240	$6,568,241	$7,170,952
Net realized gain (loss)	(14,699,334)	(20,785,092)	2,821,163
Change in net unrealized appreciation/depreciation	54,743,255	(153,402,495)	15,508,366
Increase (Decrease) in Net Assets From Operations	43,539,161	(167,619,346)	25,500,481
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(750,025)	(6,600,025)	(7,100,050)
Decrease in Net Assets From Distributions to Shareholders	(750,025)	(6,600,025)	(7,100,050)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	25,054,059	48,701,179	60,831,444
Reinvestment of distributions	746,278	6,247,341	6,689,740
Cost of shares repurchased	(50,328,702)	(94,702,245)	(112,237,578)
Decrease in Net Assets From Fund Share Transactions	(24,528,365)	(39,753,725)	(44,716,394)
INCREASE (DECREASE) IN NET ASSETS	18,260,771	(213,973,096)	(26,315,963)
NET ASSETS:
Beginning of period	259,188,665	473,161,761	499,477,724
End of period*	$277,449,436	$259,188,665	$473,161,761
* Includes undistributed net investment income of:	$2,920,124	$174,909	$210,283

†	For the period January 1, 2009 through September 30, 2009.

See Notes to Financial Statements.

28	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED SEPTEMBER 30, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.06	$14.86	$14.36	$12.63	$12.28	$11.30
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.13	0.22	0.21	0.18	0.16	0.16
Net realized and unrealized gain (loss)	1.59	(5.79)	0.51	1.74	0.36	0.99
Total income (loss) from operations	1.72	(5.57)	0.72	1.92	0.52	1.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.23)	(0.22)	(0.19)	(0.17)	(0.17)
Total distributions	(0.03)	(0.23)	(0.22)	(0.19)	(0.17)	(0.17)
NET ASSET VALUE, END OF PERIOD	$10.75	$9.06	$14.86	$14.36	$12.63	$12.28
Total return[4]	19.00%	(37.47)%	5.03%	15.20%	4.19%	10.21%
NET ASSETS, END OF PERIOD (MILLIONS)	$260	$239	$434	$459	$453	$467
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.62%[5]	0.57%	0.55%	0.57%[6]	0.59%	0.58%
Net expenses[7,8]	0.59 [5]	0.55	0.55	0.57 [6]	0.59	0.57
Net investment income	1.88 [5]	1.72	1.42	1.36	1.27	1.42
PORTFOLIO TURNOVER RATE	4%	8%	6%	7%	8%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period January 1, 2009 through September 30, 2009.

[3]	For the year ended December 31.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.59% until May 1, 2010.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	29

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED SEPTEMBER 30, UNLESS OTHERWISE NOTED:
CLASS D SHARES[1]	2009[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.11	$14.93	$14.43	$12.66	$12.30	$11.32
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.14	0.24	0.25	0.20	0.18	0.19
Net realized and unrealized gain (loss)	1.60	(5.81)	0.50	1.78	0.37	0.99
Total income (loss) from operations	1.74	(5.57)	0.75	1.98	0.55	1.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.25)	(0.25)	(0.21)	(0.19)	(0.20)
Total distributions	(0.03)	(0.25)	(0.25)	(0.21)	(0.19)	(0.20)
NET ASSET VALUE, END OF PERIOD	$10.82	$9.11	$14.93	$14.43	$12.66	$12.30
Total return[4]	19.14%	(37.30)%	5.22%	15.66%	4.47%	10.39%
NET ASSETS, END OF PERIOD (MILLIONS)	$17	$20	$39	$40	$48	$44
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.88%[5]	0.37%	0.39%	0.44%[6]	0.53%	0.42%
Net expenses[7,8]	0.39 [5]	0.36	0.35	0.40 [6]	0.39	0.39
Net investment income	2.09 [5]	1.92	1.62	1.47	1.47	1.61
PORTFOLIO TURNOVER RATE	4%	8%	6%	7%	8%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period January 1, 2009 through September 30, 2009.

[3]	For the year ended December 31.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.42% and 0.39%, respectively.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class D shares will not exceed 0.39% until May 1, 2010.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Batterymarch S&P 500 Index Fund (formerly known as Legg Mason Partners S&P 500 Index Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through November 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	31

Notes to financial statements continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION:	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$272,462,573	—	—	$272,462,573
Short-term investment†	—	$4,722,000	—	4,722,000
Total	272,462,573	4,722,000	—	277,184,573
Other Financial Instruments:
Futures	81,005	—	—	81,005
Total	$272,543,578	$4,722,000	—	$277,265,578

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

32	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	33

Notes to financial statements continued

based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

34	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.

Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses (other than brokerage, taxes and extraordinary expenses) to 0.59% for Class A shares and 0.39% for Class D shares until May 1, 2010.

During the period ended Septermber 30, 2009, LMPFA waived fees and/or reimbursed the Fund for expenses amounting to $125,483.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of September 30, 2009, the Fund had accrued $889 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended September 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$9,923,883
Sales	34,787,576

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$53,743,235
Gross unrealized depreciation	(44,174,132)
Net unrealized appreciation	$9,569,103

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	35

Notes to financial statements continued

At September 30, 2009, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contracts to Buy:
S&P 500 Index	20	12/09	$5,183,495	$5,264,500	$81,005

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2009.

ASSET DERIVATIVES[1]
	EQUITY CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts[2]	$81,005	—	$81,005

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	EQUITY CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$1,564,389	—	$1,564,389

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	EQUITY CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$(327,427)	—	$(327,427)

The Fund had average market values of $5,145,294 in futures contracts (to buy) during the period ended September 30, 2009.

36	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution and/or service fee with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of Class A shares. Distribution fees are accrued daily and paid monthly.

For the period ended September 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES*
Class A	$342,414	$103,978	$48,218
Class D	—	72,007	1,557
Total	$342,414	$175,985	$49,775

*	For the period January 1, 2009 through September 14, 2009. Subsequent to September 14, 2009, these expenses were accrued as common fund expenses.

For the period ended September 30, 2009, waivers and/or reimbursements by class were as follows:

WAIVERS/ REIMBURSEMENTS
Class A	$59,714
Class D	65,769
Total	$125,483

For the year ended December 31, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$693,296	$126,175	$103,839
Class D	—	18,832	250
Total	$693,296	$145,007	$104,089

For the year ended December 31, 2008, waivers and/or reimbursements by class were as follows:

WAIVERS/ REIMBURSEMENTS
Class A	$59,112
Class D	856
Total	$59,968

6. Distributions to shareholders by class

	PERIOD ENDED SEPTEMBER 30, 2009†	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net Investment Income:
Class A	$695,531	$5,994,160	$6,447,102
Class D	54,494	605,865	652,948
Total	$750,025	$6,600,025	$7,100,050

†	For the period January 1, 2009 through September 30, 2009.

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	37

Notes to financial statements continued

7. Shares of beneficial interest

At September 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	PERIOD ENDED SEPTEMBER 30, 2009†		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	2,526,892	$22,466,435	3,635,883	$42,846,060	3,760,261	$56,015,017
Shares issued on reinvestment	72,747	691,784	630,178	5,648,614	404,065	6,040,761
Shares repurchased	(4,794,739)	(41,951,946)	(7,085,910)	(83,961,240)	(6,929,955)	(104,154,616)
Net decrease	(2,195,100)	$(18,793,727)	(2,819,849)	$(35,466,566)	(2,765,629)	$(42,098,838)
Class D
Shares sold	293,848	$2,587,624	482,250	$5,855,119	320,892	$4,816,427
Shares issued on reinvestment	5,700	54,494	66,454	598,727	43,207	648,979
Shares repurchased	(895,684)	(8,376,756)	(961,530)	(10,741,005)	(535,513)	(8,082,962)
Net decrease	(596,136)	$(5,734,638)	(412,826)	$(4,287,159)	(171,414)	$(2,617,556)

†	For the period January 1, 2009 through September 30, 2009.

8. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal period ended September 30, 2009 and fiscal years ended December 31, were as follows:

	SEPTEMBER 30, 2009	DECEMBER 31, 2008	DECEMBER 31, 2007
Distributions Paid From:
Ordinary income	$750,025	$6,600,025	$7,100,050

As of September 30, 2009, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income — net	$3,008,632
Capital loss carryforward*	(69,910,023)
Other book/tax temporary differences(a)	(169,513)
Unrealized appreciation/(depreciation)(b)	9,650,108
Total accumulated earnings/(losses) — net	$(57,420,796)

*	As of September 30, 2009, the Fund had the following net capital loss carryforward remaining:

38	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

YEAR OF EXPIRATION	AMOUNT
9/30/2010	$(8,737,623)
9/30/2014	(30,395,684)
9/30/2016	(11,834,597)
9/30/2017	(18,942,119)
$(69,910,023)

These amounts will be available to offset any future taxable capital gains.

(a)

Other book/tax temporary differences are attributable primarily to book/tax differences in the timing of the deductibility of various expenses and the realization for tax purposes of unrealized gains on certain futures contracts.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	39

Notes to financial statements continued

order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty

40	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	41

Notes to financial statements continued

issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

42	Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Equity Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legg Mason Batterymarch S&P 500 Index Fund (formerly Legg Mason Partners S&P 500 Index Fund), a series of Legg Mason Partners Equity Trust, as of September 30, 2009, and the related statements of operations for the period from January 1, 2009 to September 30, 2009 and for the year ended December 31, 2008, the statements of changes in net assets for the period from January 1, 2009 to September 30, 2009 and for each of the years in the two-year period ended December 31, 2008, and the financial highlights for the period from January 1, 2009 to September 30, 2009 and each of the years in the five-year period ended December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Batterymarch S&P 500 Index Fund as of September 30, 2009, and the results of its operations, changes in its net assets, and financial highlights for the periods described above, in conformity with U.S. generally accepted accounting principles.

New York, New York

November 19, 2009

Legg Mason Batterymarch S&P 500 Index Fund 2009 Annual Report	43

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Batterymarch S&P 500 Index Fund (formerly known as Legg Mason Partners S&P 500 Index Fund) (the “Fund”) are managed under the direction of the Board of Trustees. The current Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund (the “Independent Trustees”), and executive officers of the Fund, their years of birth, their principal occupations during at least the past five years (their titles may have varied during that period), the number of funds associated with Legg Mason the Trustees oversee, and other board memberships they hold are set forth below. The address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

INDEPENDENT TRUSTEES
PAUL R. ADES
Birth year	1940
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Law Firm of Paul R. Ades, PLLC (since 2000)
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	None
ANDREW L. BREECH
Birth year	1952
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	None

44	Legg Mason Batterymarch S&P 500 Index Fund

DWIGHT B. CRANE
Birth year	1937
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Independent Consultant (since 1969); formerly, Professor, Harvard Business School (from 1969 to 2007)
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	None
ROBERT M. FRAYN, JR.
Birth year	1934
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Retired
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	None
FRANK G. HUBBARD
Birth year	1937
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President of Avatar International, Inc. (business development) (since 1998)
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	None

Legg Mason Batterymarch S&P 500 Index Fund	45

Additional information (unaudited) continued

Information about Trustees and Officers

HOWARD J. JOHNSON
Birth year	1938
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	From 1981 to 1998 and 2000 to Present
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	None
DAVID E. MARYATT
Birth year	1936
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Private Investor; President and Director, ALS Co. (real estate management and development firm) (since 1993)
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	None
JEROME H. MILLER
Birth year	1938
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	None

46	Legg Mason Batterymarch S&P 500 Index Fund

KEN MILLER
Birth year	1942
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	President of Young Stuff Apparel Group, Inc. (apparel manufacturer) (since 1963)
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	None
JOHN J. MURPHY
Birth year	1944
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	President; Murphy Capital Management (investment advice) (since 1983)
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	Director, Nicholas Applegate funds; Trustee, UBS Relationship Funds (since 2009); Trustee; Consulting Group Capital Markets Funds; formerly, Director, Atlantic Stewardship Bank (from 2004 to 2005); formerly, Director, Barclays International Funds Group Ltd. and affiliated companies (from 1983 to 2003)
THOMAS F. SCHLAFLY
Birth year	1948
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Of Counsel, Husch Blackwell Sanders LLP (law firm) (since 1984); President, The Saint Louis Brewery, Inc. (brewery) (since 1989)
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	Director, Citizens National Bank of Greater St. Louis, Maplewood, MO (since 2006)

Legg Mason Batterymarch S&P 500 Index Fund	47

Additional information (unaudited) continued

Information about Trustees and Officers

JERRY A. VISCIONE
Birth year	1944
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	Retired
Number of portfolios in fund complex overseen by Trustee	56
Other board memberships held by Trustee	None
INTERESTED TRUSTEE
R. JAY GERKEN, CFA[3]
Birth year	1951
Position(s) held with Fund[1]	Trustee, President, Chairman, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason”); Chairman of the Board and Trustee/Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President of LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and CitiFund Management Inc. (“CFM”) (from 2002 to 2005); formerly, Chairman President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005)
Number of portfolios in fund complex overseen by Trustee	135
Other board memberships held by Trustee	Trustee, Consulting Group Capital Markets Funds (from 2002 to 2006)
OFFICERS
KAPREL OZSOLAK Legg Mason 55 Water Street, New York, NY 10041
Birth year	1965
Position(s) held with Fund[1]	Chief Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during past five years	Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; formerly, Controller of certain mutual funds associated with certain predecessor firms of Legg Mason (from 2002 to 2004)

48	Legg Mason Batterymarch S&P 500 Index Fund

TED P. BECKER Legg Mason 620 Eighth Avenue, New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); formerly, Managing Director of Compliance at CAM or its predecessor (from 2002 to 2005);
JOHN CHIOTA Legg Mason 100 First Stamford Place, Stamford, CT 06902
Birth year	1968
Position(s) held with Fund[1]	Chief Anti-Money Laundering Compliance Officer/Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2006/2008
Principal occupation(s) during past five years	Identity Theft Prevention Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Vice President of Legg Mason or its predecessor (since 2004); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse
ROBERT I. FRENKEL Legg Mason 100 First Stamford Place, Stamford, CT 06902
Birth year	1954
Position(s) held with Fund[1]	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2003
Principal occupation(s) during past five years	Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); formerly, Secretary of CFM (from 2001 to 2004)
THOMAS C. MANDIA Legg Mason 100 First Stamford Place, Stamford, CT 06902
Birth year	1962
Position(s) held with Fund[1]	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2000
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason (since 2005); formerly, Managing Director and Deputy General Counsel for CAM (from 1992 to 2005)

Legg Mason Batterymarch S&P 500 Index Fund	49

Additional information (unaudited) continued

Information about Trustees and Officers

ALBERT LASKAJ Legg Mason 55 Water Street, New York, NY 10041
Birth year	1977
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2005 to 2007); formerly, Accounting Manager of certain mutual funds associated with certain predecessor firms of Legg Mason (from 2003 to 2005)
STEVEN FRANK Legg Mason 55 Water Street, New York, NY 10041
Birth year	1967
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during past five years	Vice President of Legg Mason (since 2002); Controller of certain mutual funds associated with Legg Mason or its predecessors (since 2005); formerly, Assistant Controller of certain mutual funds associated with Legg Mason predecessors (from 2001 to 2005)

[1]	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable for a fund in the Legg Mason Partners funds complex.

[3]	Mr. Gerken is an “interested person” of the Trust as defined in the 1940 Act because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

50	Legg Mason Batterymarch S&P 500 Index Fund

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable period ended September 30, 2009:

Record date:	6/9/2009
Payable date:	6/10/2009
Ordinary income:
Qualified dividend income for individuals	100.00%
Dividends qualifying for the dividends received deduction for corporations	100.00%

Please retain this information for your records.

Legg Mason Batterymarch S&P 500 Index Fund	51

Legg Mason Batterymarch S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Batterymarch S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04121 11/09 SR09-942

NOT PART OF THE ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Jerry A. Viscione possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Viscione as the Audit Committee’s financial expert. Mr. Viscione is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2008 and September 30, 2009 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $51,500 in 2008 and $88,100 in 2009.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $4,500 in 2008 and $4,207 in 2009. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Equity Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to August 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $6,000 in 2008 and $9,500 in 2009. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4 for the Legg Mason Partners Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2008 and 2009; Tax Fees were 100% and 100% for 2008 and 2009; and Other Fees were 100% and 100% for 2008 and 2009.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2009.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: November 27, 2009

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of Legg Mason Partners Equity Trust

Date: November 27, 2009